                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                 (formerly Life of Virginia Separate Account 4)

                              Financial Statements

                          Year ended December 31, 1999

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                          Year ended December 31, 1999

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-12
Statements of Changes in Net Assets........................................ F-17
Notes to Financial Statements.............................................. F-34

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series-- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999, the related statements of operations for the aforementioned funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 1999 and the related statements of changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 1999, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

                                      KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 1999

                                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
Assets                    ------------ ----------- ----------- ------------- ----------
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (22,215,478 shares;
  cost --
  $533,600,551).........  $624,254,935         --          --          --           --
 Money Market Fund
  (441,032,754 shares;
  cost --
   $441,032,754)........           --  441,032,754         --          --           --
 Total Return Fund
  (6,493,333 shares;
  cost -- $96,506,872)..           --          --  102,984,256         --           --
 International Equity
  Fund (2,726,755
  shares; cost --
   $33,751,159).........           --          --          --   39,456,150          --
 Real Estate Securities
  Fund (3,748,156
  shares; cost --
   $48,639,416).........           --          --          --          --    40,742,452
Receivable from
 affiliate..............           --      232,035         --            1          --
Receivable for units
 sold...................       345,348   6,011,576     154,310      25,071          --
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   624,600,283 447,276,365 103,138,566  39,481,222   40,742,452
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       571,063     340,766      83,321      17,115       26,319
Payable for units
 withdrawn..............        56,938   2,493,447      16,499          42       15,060
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       628,001   2,834,213      99,820      17,157       41,379
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $623,972,282 444,442,152 103,038,746  19,905,813   25,055,708
  GE Life and Annuity
   Assurance Company....           --          --          --   19,558,252   15,645,365
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............     1,079,890   5,265,274     513,721     203,538      218,219
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.90       15.96       37.52       18.74        14.82
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     7,955,210  13,992,458   1,884,184     735,974    1,409,644
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      58.17       15.50       36.44       18.60        14.65
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........     7,821,903  12,703,804   1,305,705     179,463      107,802
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.59       10.32       10.94       12.36         9.97
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............       543,614   1,214,273      78,079      15,200       10,487
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.81       10.23       10.50       12.12         9.12
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                  GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------
                            Global     Value                  U.S.      Premier
                            Income     Equity     Income     Equity     Growth
                             Fund       Fund       Fund       Fund    Equity Fund
Assets                    ---------- ---------- ---------- ---------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund
  (938,940 shares;
  cost --  $9,506,906)..  $9,004,438        --         --         --         --
 Value Equity Fund
  (4,711,803 shares;
  cost --
  $68,652,601)..........         --  74,399,373        --         --         --
 Income Fund (3,907,281
  shares;
  cost --
  $47,902,723)..........         --         --  44,972,802        --         --
 U.S. Equity Fund
  (1,029,660 shares;
  cost -- $38,053,766)..         --         --         --  39,024,108        --
 Premier Growth Equity
  Fund (305,976 shares;
  cost --
  $25,075,237)..........         --         --         --         --  27,124,734
Receivable from affili-
 ate....................         --         --         --         --         --
Receivable for units
 sold...................         --      56,630     27,145     95,306    201,431
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   9,004,438 74,456,003 44,999,947 39,119,414 27,326,165
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,330     66,736    118,416     50,811     14,969
Payable for units with-
 drawn..................         --      84,855     31,497        --         --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       4,330    151,591    149,913     50,811     14,969
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
 Attributable to:
  Variable deferred an-
   nuity
   contractholders......  $3,579,380 69,329,399 44,850,034 39,068,603 27,311,196
  GE Life and Annuity
   Assurance Company....   5,420,728  4,975,013        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      50,781    419,746  1,124,188     82,891     46,603
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.51      16.08      10.41      12.62      11.76
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     291,731  3,011,792  2,729,732  1,613,261    802,961
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.44      15.97      10.36      12.57      11.75
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,168,256    433,696  1,442,844  1,380,434
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       11.17       9.71      11.56      11.73
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     147,340     67,078    100,906     96,385
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.72       9.78      10.55      11.73
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                      Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
Assets                    ----------- ------------ ----------- ----------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (6,645,197
  shares;
  cost --
  $78,301,554)..........  $76,552,671         --           --          --         --
 Capital Appreciation
  Fund/VA (5,652,831
  shares;
  cost --
   $192,587,611)........          --  281,737,110          --          --         --
 Aggressive Growth
  Fund/VA (4,341,360
  shares;
  cost --
  $205,932,019).........          --          --   357,337,373         --         --
 High Income Fund/VA
  (15,645,970 shares;
  cost --
   $172,131,067)........          --          --           --  167,724,795        --
 Multiple Strategies
  Fund/VA (4,649,496
  shares;
  cost -- $72,251,157)..          --          --           --          --  81,180,209
Receivable from affili-
 ate....................          --            6          234         --         --
Receivable for units
 sold...................       24,846     375,005    1,533,710       3,506      4,203
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   76,577,517 282,112,121  358,871,317 167,728,301 81,184,412
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       86,300     299,509      538,204     155,738    167,256
Payable for units with-
 drawn..................       24,695     142,929          --       94,390    179,862
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      110,995     442,438      538,204     250,128    347,118
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $76,466,522 281,669,683  358,333,113 167,478,173 80,837,294
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      768,244     957,458    1,804,530   1,245,529  1,051,087
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.51       64.57        73.61       32.02      30.80
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,531,310   3,232,987    2,933,967   3,792,914  1,504,814
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     20.88       62.71        71.49       31.09      29.91
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........      690,965   1,214,374      894,256     923,199    305,825
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.67       13.23        17.17       10.10      10.95
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       41,749      81,428       24,750      35,858     10,366
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.73       12.77        16.08        9.77      10.23
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Variable Insurance
                                                      Products Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (26,903,305
  shares; cost -- $591,595,226)..........  $691,683,976         --          --
 Growth Portfolio (12,260,801 shares;
  cost -- $454,460,571)..................           --  673,485,783         --
 Overseas Portfolio (4,713,302 shares;
  cost -- $107,086,440)..................           --          --  129,332,995
Receivable from affiliate................           --           25          63
Receivable for units sold................       164,930     862,358     669,332
                                           ------------ ----------- -----------
 Total assets............................   691,848,906 674,348,166 130,002,390
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       749,836     911,873     325,471
Payable for units withdrawn..............       352,267     299,787      71,531
                                           ------------ ----------- -----------
  Total liabilities......................     1,102,103   1,211,660     397,002
                                           ------------ ----------- -----------
Net assets attributable to variable de-
 ferred annuity contractholders..........  $690,746,803 673,136,506 129,605,388
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     4,454,619   3,310,123   2,244,272
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      43.33       73.80       33.25
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,963,577   4,760,717   1,525,527
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      42.08       71.67       32.29
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     3,203,653   6,561,710     388,067
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.65       12.73       13.80
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       242,696     333,735      28,190
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.32       12.34       13.08
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
Assets                       ------------ ----------- ----------- -------------
Investment in Variable In-
 surance Products Fund II,
 at fair value (note 2):
 Asset Manager Portfolio
  (25,602,717 shares;
  cost -- $394,723,593)....  $478,002,728         --          --           --
 Contrafund Portfolio
  (17,879,468 shares;
  cost -- $369,622,889)....           --  521,186,482         --           --
Investment in Variable In-
 surance Products Fund III,
 at fair value (note 2):
 Growth & Income Portfolio
  (6,951,626 shares;
  cost -- $109,077,377)....           --          --  120,263,132          --
 Growth Opportunities Port-
  folio (4,348,199 shares;
  cost -- $93,193,775).....           --          --          --   100,660,801
Receivable from affiliate..             1          14         --           --
Receivable for units sold..        14,591     897,435      96,740      155,275
                             ------------ ----------- -----------  -----------
 Total assets..............   478,017,320 522,083,931 120,359,872  100,816,076
                             ------------ ----------- -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       655,233     451,120      98,967       87,841
Payable for units with-
 drawn.....................       895,805      99,744      51,767          150
                             ------------ ----------- -----------  -----------
 Total liabilities.........     1,551,038     550,864     150,734       87,991
                             ------------ ----------- -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $476,466,282 521,533,067 120,209,138  100,728,085
                             ============ =========== ===========  ===========
Outstanding units: Type I
 (note 2)..................    11,988,811   2,650,253     618,815      525,381
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type I....................  $      30.63       32.31       17.12        15.61
                             ============ =========== ===========  ===========
Outstanding units: Type II
 (note 2)..................     3,361,601  11,622,130   5,051,739    4,766,024
                             ============ =========== ===========  ===========
Net asset value per
 unit:Type II..............  $      29.86       31.91       17.00        15.51
                             ============ =========== ===========  ===========
Outstanding units: Type III
 (note 2)..................       777,512   5,211,986   2,078,979    1,709,162
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type III..................  $      10.80       11.75       10.69        10.35
                             ============ =========== ===========  ===========
Outstanding units: Type IV
 (note 2)..................        44,890     336,615     150,665       92,620
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type IV...................  $      10.57       11.29       10.03         9.89
                             ============ =========== ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999


                                                  Federated  Insurance Series
                                              -----------------------------------
                                                American      High
                                                Leaders    Income Bond  Utility
                                                Fund II      Fund II    Fund II
                                              ------------ ----------- ----------
Assets
Investments in Federated Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (4,849,330 shares;
  cost -- $97,644,443)......................  $100,963,047        --          --
 High Income Bond Fund II (6,565,038 shares;
  cost -- $68,083,286)......................           --  67,225,993         --
 Utility Fund II (4,131,452 shares; cost --
   $55,525,888).............................           --         --   59,286,336
Receivable from affiliate...................           --         --          --
Receivable for units sold...................       108,314     42,829      84,008
                                              ------------ ----------  ----------
 Total assets...............................   101,071,361 67,268,822  59,370,344
                                              ------------ ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................        87,229     56,158      49,394
Payable for units withdrawn.................         3,018     58,978         --
                                              ------------ ----------  ----------
 Total liabilities..........................        90,247    115,136      49,394
                                              ------------ ----------  ----------
Net assets attributable to variable deferred
 annuity contractholders....................  $100,981,114 67,153,686  59,320,950
                                              ============ ==========  ==========
Oustanding units: Type I (note 2)...........       474,111    450,443     363,909
                                              ============ ==========  ==========
Net asset value per unit: Type I............  $      17.75      15.52       19.11
                                              ============ ==========  ==========
Outstanding units: Type II (note 2).........     4,554,700  3,376,105   2,483,985
                                              ============ ==========  ==========
Net asset value per unit: Type II...........  $      17.58      15.32       18.87
                                              ============ ==========  ==========
Oustanding units: Type III (note 2).........     1,114,543    799,186     491,571
                                              ============ ==========  ==========
Net asset value per unit: Type III..........  $      10.49       9.89       10.44
                                              ============ ==========  ==========
Outstanding units: Type IV (note 2).........        85,187     55,873      36,259
                                              ============ ==========  ==========
Net asset value per unit: Type IV...........  $       9.42       9.61        9.98
                                              ============ ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                              PBHG Insurance
                                   Alger American Fund       Series Fund, Inc.
                                -------------------------- ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investment in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfo-
  lio (2,611,114 shares;
  cost -- $112,026,784).......   $144,002,930          --         --         --
 Growth Portfolio (5,007,682
  shares; cost --
   $257,438,791)..............            --   322,394,581        --         --
PBHG Insurance Series Fund,
 Inc. at fair value (note 2):
 PBHG Large Cap Growth Portfo-
  lio (911,524 shares; cost --
   $13,938,008)...............            --           --  23,252,983        --
 PBHG Growth II Portfolio
  (1,412,242 shares; cost --
   $20,551,081)...............            --           --         --  32,552,176
Receivable from affiliate.....            141            9        --         --
Receivable for units sold.....        183,401      610,966     10,833    136,648
                                 ------------  ----------- ---------- ----------
 Total assets.................    144,186,472  323,005,556 23,263,816 32,688,824
                                 ============  =========== ========== ==========
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        120,119      336,052     60,138     24,223
Payable for units withdrawn...          7,840       55,581         22     16,350
                                 ------------  ----------- ---------- ----------
 Total liabilities............        127,959      391,633     60,160     40,573
                                 ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $144,058,513  322,613,923 23,203,656 32,648,251
                                 ============  =========== ========== ==========
Oustanding units: Type I (note
 2)...........................      1,090,003    1,237,526    132,343    226,702
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 I............................   $      17.22        25.97      24.74      22.35
                                 ============  =========== ========== ==========
Outstanding units: Type II
 (note 2).....................      6,310,836    8,583,493    811,131  1,242,408
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      17.04        25.69      24.57      22.20
                                 ============  =========== ========== ==========
Oustanding units: Type III
 (note 2).....................      1,160,756    5,377,154        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      14.14        12.50        --         --
                                 ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................         97,659      231,761        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      13.71        11.87        --         --
                                 ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Janus Aspen Series
                                           ------------------------------------
                                            Aggressive               Worldwide
                                              Growth      Growth      Growth
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (8,745,708
  shares; cost -- $318,342,552)........... $522,031,288         --          --
 Growth Portfolio (20,512,483 shares;
  cost -- $444,244,607)...................          --  690,245,038         --
 Worldwide Growth Portfolio (20,673,754
  shares; cost -- $575,985,214)...........          --          --  987,171,753
Receivable from affiliate.................        1,301          30       1,440
Receivable for units sold.................      749,946     866,106   1,663,028
                                           ------------ ----------- -----------
 Total assets.............................  522,782,535 691,111,174 988,836,221
                                           ============ =========== ===========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      524,669     912,334     912,014
Payable for units withdrawn...............    6,749,277      21,844      67,703
                                           ------------ ----------- -----------
 Total liabilities........................    7,273,946     934,178     979,717
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders......... $515,508,589 690,176,996 987,856,504
                                           ============ =========== ===========
Outstanding units: Type I (note 2)........    1,789,828   4,139,512   4,314,377
                                           ============ =========== ===========
Net asset value per unit: Type I.......... $      59.91       36.56       47.86
                                           ============ =========== ===========
Outstanding units: Type II (note 2).......    5,067,599  11,701,274  14,578,854
                                           ============ =========== ===========
Net asset value per unit: Type II......... $      58.97       35.98       47.11
                                           ============ =========== ===========
Outstanding units: Type III (note 2)......    4,781,470   8,278,915   5,789,831
                                           ============ =========== ===========
Net asset value per unit: Type III........ $      20.95       13.46       15.28
                                           ============ =========== ===========
Outstanding units: Type IV (note 2).......      513,109     500,424     406,948
                                           ============ =========== ===========
Net asset value per unit: Type IV......... $      18.07       12.77       14.97
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                       Janus Aspen Series (continued)
                             --------------------------------------------------
                                           Flexible  International   Capital
                               Balanced     Income      Growth     Appreciation
                              Portfolio   Portfolio    Portfolio    Portfolio
                             ------------ ---------- ------------- ------------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Balanced Portfolio
  (16,485,224 shares;
  cost -- $370,790,126)....  $460,267,444        --           --           --
 Flexible Income Portfolio
  (4,942,920 shares;
  cost -- $58,455,980).....           --  56,448,148          --           --
 International Growth
  Portfolio (4,758,145
  shares; cost --
   $111,821,732)...........           --         --   183,997,451          --
 Capital Appreciation
  Portfolio (11,148,082
  shares; cost --
   $273,871,408)...........           --         --           --   369,781,874
Receivable from affiliate..           --         --           478          313
Receivable for units sold..       388,151    102,588      489,862      949,581
                             ------------ ----------  -----------  -----------
 Total assets..............   460,655,595 56,550,736  184,487,791  370,731,768
                             ------------ ----------  -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       373,020     51,802      161,387      373,639
Payable for units
 withdrawn.................        55,319     46,493      126,477      781,247
                             ------------ ----------  -----------  -----------
 Total liabilities.........       428,339     98,295      287,864    1,154,886
                             ------------ ----------  -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $460,227,256 56,452,441  184,199,927  369,576,882
                             ============ ==========  ===========  ===========
Outstanding units: Type I
 (note 2)..................     2,796,176    514,641      949,972    1,124,173
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type I....................  $      24.50      13.56        28.58        32.35
                             ============ ==========  ===========  ===========
Outstanding units: Type II
 (note 2)..................    12,451,725  3,172,870    4,728,347    6,407,884
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type II...................  $      24.24      13.41        28.32        32.13
                             ============ ==========  ===========  ===========
Outstanding units: Type III
 (note 2)..................     7,205,031    606,070    1,251,115    8,073,338
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type III..................  $      11.93       9.97        17.11        15.07
                             ============ ==========  ===========  ===========
Outstanding units: Type IV
 (note 2)..................       347,931     89,213      102,381      428,091
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type IV...................  $      11.31       9.90        16.96        13.22
                             ============ ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                               December 31, 1999

                              Goldman Sachs
                            Variable Insurance          Salomon Brothers
                                  Trust            Variable Series Fund Inc.
                          ---------------------- ------------------------------
                          Growth and   Mid Cap   Strategic              Total
                            Income      Value       Bond    Investors  Return
                             Fund        Fund       Fund      Fund      Fund
                          ----------- ---------- ---------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable
 Insurance Trust,
 at fair value (note 2):
 Growth and Income Fund
  (935,608 shares;
  cost -- $9,933,309)...  $10,188,769        --         --        --        --
 Mid Cap Value Fund
  (1,952,623 shares;
  cost -- $17,214,626)..          --  16,441,086        --        --        --
Investment in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (553,648 shares;
  cost -- $5,558,043)...          --         --   5,348,241       --        --
 Investors Fund (308,001
         shares; cost --
   $3,686,841)..........          --         --         --  3,766,850       --
 Total Return Fund
  (317,951 shares;
  cost -- $3,363,898)...          --         --         --        --  3,252,640
Receivable from
 affiliate..............          --         --         --        --        --
Receivable for units
 sold...................       17,081    109,340     26,541    37,265       --
                          ----------- ---------- ---------- --------- ---------
 Total assets...........   10,205,850 16,550,426  5,374,782 3,804,115 3,252,640
                          ----------- ---------- ---------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,156     10,490      3,220    12,176     1,941
Payable for units
 withdrawn..............            4     26,440     43,562        32       --
                          ----------- ---------- ---------- --------- ---------
 Total liabilities......        7,160     36,930     46,782    12,208     1,941
                          ----------- ---------- ---------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $10,198,690 16,513,496  5,328,000 3,791,907 3,250,699
                          =========== ========== ========== ========= =========
Outstanding units: Type
 I (note 2).............       80,699    195,348     46,435    15,929     6,185
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type I...........  $      9.23       8.39      10.16     13.40     10.63
                          =========== ========== ========== ========= =========
Outstanding units: Type
 II (note 2)............      779,766  1,156,388    245,779   111,934   175,544
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type II..........  $      9.20       8.35      10.13     13.36     10.60
                          =========== ========== ========== ========= =========
Outstanding units: Type
 III (note 2)...........      204,598    482,846    223,881   187,111   117,856
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type III.........  $     10.44      10.02       9.90     10.98      9.91
                          =========== ========== ========== ========= =========
Outstanding units: Type
 IV (note 2)............       15,109     42,809     15,296     2,865    16,292
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type IV..........  $      9.53       8.89       9.81      9.96      9.59
                          =========== ========== ========== ========= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                          Year ended December 31, 1999

                                            GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                           S&P 500       Money                  International  Real Estate
                            Index       Market     Total Return    Equity       Securities
                            Fund         Fund          Fund         Fund           Fund
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 4,410,071   15,088,188    2,067,235       46,113      1,381,537
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     704,948      950,843      220,301       30,656         43,767
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............   4,907,040    2,464,886      799,585      148,148        322,329
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     460,991      701,862       85,952        8,603          7,954
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      21,523       57,198        3,143          449            224
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............  (1,684,431)  10,913,399      958,254     (141,743)     1,007,263
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  30,003,910          (10)   1,021,209    2,767,291     (2,823,490)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  47,259,421           10    5,281,350    4,958,674      1,207,080
  Capital gain
   distribution.........   6,090,099          --     2,426,755    1,106,722         72,712
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........  83,353,430          --     8,729,314    8,832,687     (1,543,698)
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $81,668,999   10,913,399    9,687,568    8,690,944       (536,435)
                         ===========  ===========   ==========   ==========    ===========
                                       GE Investments Funds, Inc., continued
                         -------------------------------------------------------------------
                                                                                 Premier
                           Global        Value                   U.S. Equity      Growth
                         Income Fund  Equity Fund  Income Fund      Fund      Equity Fund-a)
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $    55,082      512,848    2,343,057      200,089         23,826
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       6,916       72,657      151,247        7,322          1,847
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............      44,108      547,672      337,337      130,281         28,109
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............         --        71,148       21,574       67,105         42,760
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............         --         6,988        3,666        3,951          2,973
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............       4,058     (185,617)   1,829,233       (8,570)       (51,863)
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (134,013)   1,440,840     (265,204)     288,484        559,025
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (715,675)   5,153,071   (2,672,230)     816,588      2,049,497
  Capital gain
   distribution.........       4,146          --        72,466    1,800,801        770,369
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (845,542)   6,593,911   (2,864,968)   2,905,873      3,378,891
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $  (841,484)   6,408,294   (1,035,735)   2,897,303      3,327,028
                         ===========  ===========   ==========   ==========    ===========
-a) Reflects period covering May 5, 1999 to December 31, 1999.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year Ended December 31, 1999

                                     Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive      High      Multiple
                            Bond      Appreciation   Growth       Income    Strategies
                           Fund/VA      Fund/VA      Fund/VA     Fund/VA     Fund/VA
                         -----------  ------------ -----------  ----------  ----------
Investment income:
 Income -- Ordinary Div-
  idends................ $ 3,095,204      647,295          --   11,617,048  2,750,715
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type I (note
  3)....................     211,534      610,992    1,107,841     525,530    397,035
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type II
  (note 3)..............     684,021    2,181,875    1,965,558   1,624,725    609,540
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type III
  (note 3)..............      37,302       71,673       44,712      74,133     15,762
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type IV
  (note 3)..............       2,616        2,934          913       1,234        367
                         -----------   ----------  -----------  ----------  ---------
Net investment income
 (expense)..............   2,159,731   (2,220,179)  (3,119,024)  9,391,426  1,728,011
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (367,634)   8,028,813   43,460,518  (2,467,228) 1,998,615
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,062,392)  64,932,288  120,804,294  (1,860,876)   249,173
 Capital gain distribu-
  tion..................     306,119    7,443,892          --          --   3,958,345
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,123,907)  80,404,993  164,264,812  (4,328,104) 6,206,133
                         -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $(1,964,176)  78,184,814  161,145,788   5,063,322  7,934,144
                         ===========   ==========  ===========  ==========  =========

                                           Variable Insurance Products Fund
                                          -------------------------------------
                                            Equity-
                                             Income       Growth      Overseas
                                           Portfolio     Portfolio   Portfolio
                                          ------------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends............ $ 10,155,685      956,132   1,571,786
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type I (note 3).......................    2,492,600    2,538,686     777,904
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type II (note 3)......................    6,522,445    3,548,591     559,606
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type III (note 3).....................      186,038      405,119      21,330
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type IV (note 3)......................       10,576       11,944       1,011
                                          ------------  -----------  ----------
Net investment income (expense)..........      944,026   (5,548,208)    211,935
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................   32,608,373   40,501,315  22,135,968
 Unrealized appreciation (depreciation)
  on investments.........................  (23,171,445)  83,757,029  16,842,471
 Capital gain distribution...............   22,604,590   46,850,486   2,564,494
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................   32,041,518  171,108,830  41,542,933
                                          ------------  -----------  ----------
Increase (decrease) in net assets from
 operations.............................. $ 32,985,544  165,560,622  41,754,868
                                          ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                Variable Insurance        Variable Insurance
                                 Products Fund II          Products Fund III
                              ------------------------  ------------------------
                                 Asset                  Growth &      Growth
                                Manager     Contrafund   Income    Opportunities
                               Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  ----------  ---------  -------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 16,324,271   1,703,921    387,131      567,056
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........     4,367,086     941,924    161,230      107,137
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     1,287,699   4,240,466    951,315      852,938
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........        41,993     286,944    137,297       99,378
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........         1,982      13,783      5,408        3,459
                              ------------  ----------  ---------    ---------
Net investment income
 (expense)..................    10,625,511  (3,779,196)  (868,119)    (495,856)
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    16,067,053  24,922,273  3,957,786    2,346,277
 Unrealized appreciation
  (depreciation) on
  investments...............    (2,840,015) 55,449,896  2,814,926     (404,266)
 Capital gain distribution..    20,776,345  12,495,419    785,993    1,053,105
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on
 investments................    34,003,383  92,867,588  7,558,705    2,995,116
                              ------------  ----------  ---------    ---------
Increase (decrease) in net
 assets from operations.....  $ 44,628,894  89,088,392  6,690,586    2,499,260
                              ============  ==========  =========    =========

                                                Federated Insurance Series
                                            ------------------------------------
                                             American    High Income
                                              Leaders       Bond       Utility
                                              Fund II      Fund II     Fund II
                                            -----------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends.............  $   704,366   4,281,850    1,190,082
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3).............       95,183      83,957       88,850
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)............    1,047,440     681,714      588,434
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)...........       72,076      45,805       29,308
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)............        2,887       3,002        1,836
                                            -----------  ----------   ----------
Net investment income (expense)...........     (513,220)  3,467,372      481,654
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................    1,360,681  (1,194,670)   1,236,132
 Unrealized appreciation (depreciation) on
  investments.............................   (4,248,287) (1,948,643)  (3,774,428)
 Capital gain distribution................    7,121,918     372,335    2,310,160
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments..............................    4,234,312  (2,770,978)    (228,136)
                                            -----------  ----------   ----------
Increase (decrease) in net assets from op-
 erations.................................  $ 3,721,092     696,394      253,518
                                            ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999


                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                                            PBHG
                                   Small                  Large Cap     PBHG
                               Capitalization   Growth     Growth    Growth II
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               -------------- ----------  ---------  ----------
Investment income:
 Income -- Ordinary Divi-
  dends......................   $       --       165,319        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       192,915      338,789     20,933      27,493
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........     1,098,622    2,152,122    162,402     183,640
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........        53,181      347,936        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........         4,140        8,392        --          --
                                -----------   ----------  ---------  ----------
Net investment income (ex-
 pense)......................    (1,348,858)  (2,681,920)  (183,335)   (211,133)
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     4,496,020   16,000,254  1,293,989   2,553,635
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................    25,658,694   34,200,259  7,139,998  11,061,365
 Capital gain distribution...    11,288,748   16,366,607        --          --
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments..    41,443,462   66,567,120  8,433,987  13,615,000
                                -----------   ----------  ---------  ----------
Increase (decrease) in net
 assets from operations......   $40,094,604   63,885,200  8,250,652  13,403,867
                                ===========   ==========  =========  ==========

                                                 Janus Aspen Series
                                        --------------------------------------
                                         Aggressive                 Worldwide
                                           Growth       Growth       Growth
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
Investment income:
 Income -- Ordinary Dividends.........  $  2,881,876    1,107,540    1,115,148
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type I
  (note 3)............................       677,194    1,417,071    1,769,864
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type II
  (note 3)............................     2,051,000    4,084,205    6,316,146
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type III
  (note 3)............................       308,490      483,682      361,048
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type IV
  (note 3)............................        20,061       19,248       18,635
                                        ------------  -----------  -----------
Net investment income (expense).......      (174,869)  (4,896,666)  (7,350,545)
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).............    62,362,096   35,813,367   59,273,825
 Unrealized appreciation (deprecia-
  tion) on investments................   163,992,838  142,877,179  309,685,852
 Capital gain distribution............     4,906,978    2,247,871          --
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments................   231,261,912  180,938,417  368,959,677
                                        ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................  $231,087,043  176,041,751  361,609,132
                                        ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                       Janus Aspen Series (continued)
                              --------------------------------------------------
                                           Flexible   International   Capital
                               Balanced     Income       Growth     Appreciation
                               Portfolio  Portfolio     Portfolio    Portfolio
                              ----------- ----------  ------------- ------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 7,970,337  3,387,191      230,552        79,084
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      724,446     84,668      201,248       280,059
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........    2,795,494    492,939    1,061,078     1,375,897
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      489,490     41,297       67,763       546,887
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........       15,454      5,523        4,306        15,737
                              ----------- ----------   ----------   -----------
Net investment income
 (expense)..................    3,945,453  2,762,764   (1,103,843)   (2,139,496)
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   13,526,836   (288,141)   6,798,898    12,257,740
 Unrealized appreciation
  (depreciation) on
  investments...............   55,762,394 (2,373,888)  68,867,033    88,365,393
 Capital gain distribution..          --     146,515          --        909,471
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on
 investments................   69,289,230 (2,515,514)  75,665,931   101,532,604
                              ----------- ----------   ----------   -----------
Increase (decrease) in net
 assets from operations.....  $73,234,683    247,250   74,562,088    99,393,108
                              =========== ==========   ==========   ===========

                                 Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Fund Inc.
                              -------------------  -----------------------------
                              Growth and Mid Cap   Strategic             Total
                                Income    Value      Bond     Investors  Return
                                 Fund      Fund      Fund       Fund      Fund
                              ---------- --------  ---------  --------- --------
Investment income:
 Income -- Ordinary
  Dividends.................    112,074   116,838   266,587     19,120    78,025
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      7,339    13,312     7,088      1,561     1,042
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     78,696    79,328    16,165      7,237    16,090
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      9,532    30,093    13,973     10,004     6,754
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........        497     2,096     1,648        174       711
                               --------  --------  --------    -------  --------
Net investment income
 (expense)..................     16,010    (7,991)  227,713        144    53,428
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...      9,945    40,722     1,001    (45,705)    1,801
 Unrealized appreciation
  (depreciation) on
  investments...............    215,378  (786,328) (204,979)    79,688  (108,299)
 Capital gain distribution..        --        --        --         --        --
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on
 investments................    225,323  (745,606) (203,978)    33,983  (106,498)
                               --------  --------  --------    -------  --------
Increase (decrease) in net
 assets from operations.....   $241,333  (753,597)   23,735     34,127   (53,070)
                               ========  ========  ========    =======  ========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          -------------------------------------------------------------------------------
                                  S&P 500
                                   Index                   Money Market               Total Return
                                    Fund                       Fund                       Fund
                          -------------------------  -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  -------------------------
                              1999         1998          1999         1998          1999         1998
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (1,684,431)    (394,895)   10,913,399    6,916,677       958,254    2,668,826
 Net realized gain
  (loss)................    30,003,910    8,830,544           (10)     545,381     1,021,209     (144,205)
 Unrealized appreciation
  (depreciation) on
  investments...........    47,259,421   35,731,485            10     (545,381)    5,281,350    5,408,858
 Capital gain distribu-
  tion..................     6,090,099    8,918,905           --           --      2,426,755          --
                          ------------  -----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from oper-
   ations...............    81,668,999   53,086,039    10,913,399    6,916,677     9,687,568    7,933,479
                          ------------  -----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........   150,605,950   53,735,217   455,850,801  103,629,024    20,100,592    7,103,374
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (1,914,921)  (1,018,619)   (6,110,039)  (4,961,886)     (782,405)    (336,462)
   Surrenders...........   (23,948,873) (11,869,972) (119,079,947) (46,255,514)   (5,649,875)  (3,264,071)
   Administrative
    expense (note 3)....      (346,732)    (193,962)     (308,122)    (222,910)      (83,454)     (63,853)
   Transfer gain (loss)
    and transfer fees...       957,648      623,320     5,822,636    6,222,666        67,204       76,515
   Capital contribution
    (withdrawal)........           --           --            --           --            --           --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    89,343,041   40,155,936    19,221,784   24,299,736    13,514,725    9,157,868
 Interfund transfers....    18,779,770   20,883,117  (140,405,301)   5,214,444        76,047      974,377
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   233,475,883  102,315,037   214,991,812   87,925,560    27,242,834   13,647,748
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   315,144,882  155,401,076   225,905,211   94,842,237    36,930,402   21,581,227
Net assets at beginning
 of year................   308,827,400  153,426,324   218,536,941  123,694,704    66,108,344   44,527,117
                          ------------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
 year...................  $623,972,282  308,827,400   444,442,152  218,536,941   103,038,746   66,108,344
                          ============  ===========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------
                               International               Real Estate
                                   Equity                   Securities
                                    Fund                       Fund
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998         1999          1998
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (141,743)   1,294,582    1,007,263     1,409,122
 Net realized gain
  (loss)................     2,767,291      441,842   (2,823,490)     (878,569)
 Unrealized appreciation
  (depreciation) on
  investments...........     4,958,674    2,296,938    1,207,080   (12,908,191)
 Capital gain
  distribution..........     1,106,722          --        72,712     1,726,962
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from
 operations.............     8,690,944    4,033,362     (536,435)  (10,650,676)
                          ------------  -----------  -----------  ------------
From capital
 transactions:
 Net premiums...........     2,858,308      985,487    2,212,512     5,008,291
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (66,512)     (49,268)    (124,447)     (182,572)
   Surrenders...........      (545,373)    (558,600)  (2,167,345)   (1,142,178)
   Administrative
    expense (note 3)....       (12,619)     (13,254)     (24,242)      (30,467)
   Transfer gain (loss)
    and transfer fees...       108,529     (258,988)    (129,406)     (443,138)
   Capital contribution
    (withdrawal)........      (198,516)         --           --            --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     1,447,720    1,469,927    2,498,480     6,836,059
 Interfund transfers....       361,833   (1,665,448)  (7,573,589)   (5,533,571)
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........     3,953,370      (90,144)  (5,308,037)    4,512,424
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets.............    12,644,314    3,943,218   (5,844,472)   (6,138,252)
Net assets at beginning
 of year................    26,819,751   22,876,533   46,545,545    52,683,797
                          ------------  -----------  -----------  ------------
Net assets at end of
 year...................  $ 39,464,065   26,819,751   40,701,073    46,545,545
                          ============  ===========  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 GE Investments Funds, Inc. (continued)
                             --------------------------------------------------
                               Global Income Fund         Value Equity Fund
                             ------------------------- ------------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------- ------------------------
                                 1999         1998        1999         1998
                             ------------  ----------- -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $      4,058     504,065     (185,617)    (158,569)
 Net realized gain (loss)..      (134,013)     96,320    1,440,840      576,810
 Unrealized appreciation
  (depreciation) on invest-
  ments....................      (715,675)    337,555    5,153,071     (292,099)
 Capital gain distribu-
  tion.....................         4,146      22,214          --       929,149
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations....      (841,484)    960,154    6,408,294    1,055,291
                             ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums..............       298,133     600,772   21,173,356    9,579,320
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........           --          --      (219,644)     (25,562)
  Surrenders...............      (230,326)    (63,958)  (3,878,411)  (1,731,724)
  Administrative expense
   (note 3)................        (2,504)        --       (39,635)     (18,611)
  Transfer gain (loss) and
   transfer fees...........        41,185      (1,623)     (24,010)   1,014,745
  Capital contribution
   (withdrawal)............           --       45,130          --           --
 Transfers (to) from the
  Guarantee Account (note
  1).......................     1,130,309     986,575    9,162,615    8,817,658
 Interfund transfers.......    (1,065,929)  1,028,376    2,580,708    4,550,014
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions..............       170,868   2,595,272   28,754,979   22,185,840
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets....................      (670,616)  3,555,426   35,163,273   23,214,131
Net assets at beginning of
 year......................     9,670,724   6,115,298   39,141,139   15,900,008
                             ------------  ----------  -----------  -----------
Net assets at end of year..  $  9,000,108   9,670,724   74,304,412   39,114,139
                             ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                 U.S.                 Premier
                                   Income                       Equity                Growth
                                    Fund                         Fund               Equity Fund
                          -------------------------  ---------------------------- ---------------
                                                                    Period from     Period from
                          Year ended December 31,     Year ended    May 4, 1998     May 5, 1999
                          -------------------------  December 31, to December 31, to December 31,
                              1999         1998          1999          1998            1999
                          ------------  -----------  ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,829,233    1,286,221       (8,570)        9,991         (51,863)
 Net realized gain
  (loss)................      (265,204)     335,927      288,484         9,452         559,025
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,672,230)    (245,492)     816,588       153,754       2,049,497
 Capital gain distribu-
  tion..................        72,466      285,194    1,800,801        36,079         770,369
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from
 operations.............    (1,035,735)   1,661,850    2,897,303       209,276       3,327,028
                          ------------  -----------   ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........     6,923,805    1,921,255   22,445,779       864,801      14,174,762
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......      (489,017)    (145,003)     (45,279)          --           (3,881)
   Surrenders...........    (2,870,344)  (1,961,475)    (528,852)       (8,236)       (153,976)
   Administrative ex-
    pense (note 3)......       (44,669)     (34,884)      (5,653)         (374)         (1,218)
   Transfer gain (loss)
    and transfer fees...        62,981     (172,635)     129,249         4,703         205,591
   Capital contribution
    (withdrawal)........           --           --           --            --              --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     8,054,862    4,132,905    6,635,234       500,876       1,787,824
 Interfund transfers....       (75,826)   6,911,104    5,339,842       629,934       7,975,066
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from capital
 transactions...........    11,561,792   10,651,267   33,970,320     1,991,704      23,984,168
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets.............    10,526,057   12,313,117   36,867,623     2,200,980      27,311,196
Net assets at beginning
 of year................    34,323,977   22,010,860    2,200,980           --              --
                          ------------  -----------   ----------     ---------      ----------
Net assets at end of
 year...................  $ 44,850,034   34,323,977   39,068,603     2,200,980      27,311,196
                          ============  ===========   ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                                             Capital
                                    Bond                   Appreciation
                                  Fund/VA                    Fund/VA
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998          1999         1998
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............. $  2,159,731       67,918    (2,220,179)    (932,825)
 Net realized gain
  (loss).................     (367,634)     557,479     8,028,813   19,777,101
 Unrealized appreciation
  (depreciation) on
  investments............   (4,062,392)   1,205,533    64,932,288      922,343
 Capital gain
  distribution...........      306,119      628,926     7,443,892   13,330,660
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations..............   (1,964,176)   2,459,856    78,184,814   33,097,279
                          ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums............   12,174,256    6,231,291    23,530,758   17,725,498
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits........     (689,793)    (410,382)   (1,199,344)    (894,216)
   Surrenders............   (5,269,460)  (4,432,337)  (14,095,955)  (9,299,680)
   Administrative expense
    (note 3).............      (69,547)     (55,996)     (221,476)    (184,119)
   Transfer gain (loss)
    and transfer fees....     (235,556)     (86,859)       87,768       (3,882)
 Transfers (to) from the
  Guarantee Account (note
  1).....................   13,999,173    8,638,887    14,646,072   17,267,813
 Interfund transfers.....   (4,224,435)  10,655,917    (8,629,648)  (7,357,815)
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions............   15,684,638   20,540,521    14,118,175   17,253,599
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets..............   13,720,462   23,000,377    92,302,989   50,350,878
Net assets at beginning
 of year.................   62,746,060   39,745,683   189,366,694  139,015,816
                          ------------  -----------  ------------  -----------
Net assets at end of
 year.................... $ 76,466,522   62,746,060   281,669,683  189,366,694
                          ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------------------
                                 Aggressive                    High                    Multiple
                                   Growth                     Income                  Strategies
                                   Fund/VA                    Fund/VA                   Fund/VA
                          --------------------------  ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------  ------------------------  ------------------------
                              1999          1998         1999         1998         1999         1998
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,119,024)  (2,113,073)   9,391,426    1,269,071    1,728,011     (243,868)
 Net realized gain
  (loss)................     43,460,518   19,896,478   (2,467,228)     (99,049)   1,998,615    1,712,582
 Unrealized appreciation
  (depreciation) on
  investments...........    120,804,294     (396,149)  (1,860,876)  (7,301,468)     249,173   (1,662,556)
 Capital gain
  distribution..........            --     5,372,387          --     4,091,636    3,958,345    4,043,187
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    161,145,788   22,759,643    5,063,322   (2,039,810)   7,934,144    3,849,345
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     13,548,977    9,377,106   14,520,822   13,886,757    5,277,206    5,911,134
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,088,159)    (796,601)  (1,064,649)  (1,060,654)    (560,764)    (527,685)
   Surrenders...........    (20,015,823) (11,332,990) (13,777,348) (10,775,891)  (7,655,266)  (6,115,145)
   Administrative ex-
    pense
    (note 3)............       (320,865)    (280,687)    (181,388)    (189,819)    (112,560)    (118,214)
   Transfer gain (loss)
    and
    transfer fees.......        978,941   (1,028,582)    (340,605)    (612,294)    (334,258)    (298,427)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............      5,300,960   11,708,764   13,711,757   20,861,727    4,683,850    8,281,940
 Interfund transfers....    (19,243,413) (20,227,182) (14,458,320)  (4,351,060)  (8,149,619)  (3,251,940)
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (20,839,382) (12,580,172)  (1,589,731)  17,758,766   (6,851,411)   3,881,663
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    140,306,406   10,179,471    3,473,591   15,718,956    1,082,733    7,731,008
Net assets at beginning
 of year................    218,026,707  207,847,236  164,004,582  148,285,626   79,754,561   72,023,553
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $ 358,333,113  218,026,707  167,478,173  164,004,582   80,837,294   79,754,561
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          -----------------------------------------------------------------------------
                          Equity-Income Portfolio       Growth Portfolio         Overseas Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    944,026      365,176   (5,548,208)  (2,577,337)     211,935      761,025
 Net realized gain
  (loss)................    32,608,373   40,058,923   40,501,315   17,030,101   22,135,968   12,998,779
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,171,445)  (9,194,909)  83,757,029   58,825,099   16,842,471   (6,292,784)
 Capital gain
  distribution..........    22,604,590   31,355,502   46,850,486   41,858,263    2,564,494    6,294,605
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    32,985,544   62,584,692  165,560,622  115,136,126   41,754,868   13,761,625
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    55,451,274   46,774,052  102,689,652   15,214,848    5,626,757    1,843,855
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (3,558,664)  (3,800,272)  (2,182,323)  (2,191,698)    (566,490)    (439,740)
   Surrenders...........   (58,264,096) (39,388,010) (50,608,296) (23,927,419) (11,598,256)  (6,306,537)
   Administrative
    expense (note 3)....      (810,775)    (787,804)    (662,552)    (510,394)    (182,204)    (183,116)
   Transfer gain (loss)
    and transfer fees...      (463,678)  (4,002,591)    (193,058)  (1,467,259)     691,511   (1,416,329)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    32,482,731   49,734,168   27,141,802    9,000,692    1,257,466    2,209,192
 Interfund transfers....   (59,307,860) (32,464,680)  13,823,927   (8,701,771) (10,841,539) (14,310,296)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (34,471,068)  16,064,863   90,009,152  (12,583,001) (15,612,755) (18,602,971)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    (1,485,524)  78,649,555  255,569,774  102,553,125   26,142,113   (4,841,346)
Net assets at beginning
 of year................   692,232,327  613,582,772  417,566,732  315,013,607  103,463,275  108,304,621
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $690,746,803  692,232,327  673,136,506  417,566,732  129,605,388  103,463,275
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund II
                            ---------------------------------------------------
                            Asset Manager Portfolio     Contrafund Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ 10,625,511    9,625,658   (3,779,196)  (1,952,491)
 Net realized gain (loss)
  ........................    16,067,053   12,994,733   24,922,273   14,314,697
 Unrealized appreciation
  (depreciation) on
  investments.............    (2,840,015)  (5,404,033)  55,449,896   47,868,379
 Capital gain
  distribution............    20,776,345   45,774,419   12,495,419   12,625,996
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    44,628,894   62,990,777   89,088,392   72,856,581
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    14,653,091   10,264,331   82,802,444   25,285,801
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........    (2,929,710)  (2,712,196)  (1,793,088)  (1,246,412)
  Surrenders..............   (65,155,121) (43,729,546) (26,567,889) (13,148,361)
  Administrative expense
   (note 3)...............    (1,071,066)  (1,091,339)    (379,551)    (296,892)
  Transfer gain (loss) and
   transfer fees..........    (2,618,892)  (6,077,325)  (2,525,155)    (122,549)
 Transfers (to) from
  Guarantee Account
  (note 1)................     9,583,071    9,427,060   32,522,703   25,805,412
 Interfund transfers......   (21,111,137) (12,459,422)   4,661,245   (7,547,010)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   (68,649,764) (46,378,437)  88,720,709   28,729,989
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   (24,020,870)  16,612,340  177,809,101  101,586,570
Net assets at beginning of
 year.....................   500,487,152  483,874,812  343,723,966  242,137,396
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $476,466,282  500,487,152  521,533,067  343,723,966
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund III
                            ---------------------------------------------------
                                Growth & Income         Growth Opportunities
                                   Portfolio                 Portfolio
                            ------------------------  -------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  -------------------------
                                1999         1998         1999         1998
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (868,119)   (420,269)     (495,856)    (241,549)
 Net realized gain
  (loss)..................     3,957,786     983,225     2,346,277      378,467
 Unrealized appreciation
  (depreciation) on
  investments.............     2,814,926   7,912,728      (404,266)   6,815,534
 Capital gain
  distribution............       785,993     102,863     1,053,105      739,930
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from operations...     6,690,586   8,578,547     2,499,260    7,692,382
                            ------------  ----------  ------------  -----------
From capital transactions:
 Net premiums.............    37,343,267  13,303,380    31,843,565   10,151,968
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........      (452,650)   (688,026)     (291,426)    (104,398)
  Surrenders..............    (4,513,761) (1,264,908)   (4,617,789)  (1,515,091)
  Administrative expense
   (note 3)...............       (71,973)    (29,641)      (57,526)     (29,463)
  Transfer gain (loss) and
   transfer fees..........       351,485     732,615       253,392      483,076
 Transfers (to) from
  Guarantee Account (note
  1)......................    24,539,942  10,185,026    15,970,057   10,705,328
 Interfund transfers......      (525,341) 10,322,368     1,492,494    9,164,481
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............    56,670,969  32,560,814    44,592,767   28,855,901
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets...................    63,361,555  41,139,361    47,092,027   36,548,283
Net assets at beginning of
 year.....................    56,847,583  15,708,222    53,636,058   17,087,775
                            ------------  ----------  ------------  -----------
Net assets at end of
 year.....................  $120,209,138  56,847,583   100,728,085   53,636,058
                            ============  ==========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Federated Insurance Series
                          ------------------------------------------------------------------------
                                 American                High Income
                                  Leaders                   Bond                   Utility
                                  Fund II                  Fund II                 Fund II
                          ------------------------  ----------------------  ----------------------
                                                     Year ended December     Year ended December
                          Year ended December 31,            31,                     31,
                          ------------------------  ----------------------  ----------------------
                              1999         1998        1999        1998        1998        1996
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (513,220)   (550,126)  3,467,372     377,590     481,654    (182,451)
 Net realized gain
  (loss)................     1,360,681   1,333,508  (1,194,670)    901,146   1,236,132   1,730,044
 Unrealized appreciation
  (depreciation) on
  investments...........    (4,248,287)  4,019,536  (1,948,643)   (615,798) (3,774,428)  1,205,055
 Capital gain
  distribution..........     7,121,918   2,704,294     372,335     273,209   2,310,160   1,841,863
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     3,721,092   7,507,212     696,394     936,147     253,518   4,594,511
                          ------------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    21,419,498  17,174,298  12,914,758   7,609,375   9,759,421   5,300,423
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......      (221,728)   (702,585)   (245,085)   (420,052)   (562,420)   (295,533)
   Surrenders...........    (5,313,269) (2,256,129) (3,914,221) (3,031,255) (3,154,249) (1,872,219)
   Administrative
    expense (note 3)....       (77,785)    (47,545)    (43,801)    (34,940)    (45,364)    (36,851)
   Transfer gain (loss)
    and transfer fees...       (56,238)    404,576         989     650,014    (154,923)   (738,016)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    15,009,686  15,132,233  11,169,833  12,815,682  10,141,825   5,791,377
 Interfund transfers....    (7,715,367)  2,109,439  (5,891,810) (1,253,689) (2,728,703)  2,670,259
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    23,044,797  31,814,287  13,990,663  16,335,135  13,255,587  10,819,440
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    26,765,889  39,321,499  14,687,057  17,271,282  13,509,105  15,413,951
Net assets at beginning
 of year................    74,215,225  34,893,726  52,466,629  35,195,347  45,811,845  30,397,894
                          ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $100,981,114  74,215,225  67,153,686  52,466,629  59,320,950  45,811,845
                          ============  ==========  ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Alger American Fund
                            --------------------------------------------------
                             Small Capitalization
                                   Portfolio             Growth Portfolio
                            ------------------------  ------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  ------------------------
                                1999         1998        1999         1998
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ (1,348,858) (1,053,686)  (2,681,920)    (966,536)
 Net realized gain
  (loss)..................     4,496,020     411,066   16,000,254    4,172,054
 Unrealized appreciation
  (depreciation) on in-
  vestments...............    25,658,694   2,406,527   34,200,259   20,408,775
 Capital gain distribu-
  tion....................    11,288,748  10,556,556   16,366,607   13,947,299
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    40,094,604  12,320,463   63,885,200   37,561,592
                            ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............    18,801,609   6,622,636   92,259,433   11,725,922
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (420,284)   (459,998)  (1,648,447)    (663,235)
   Surrenders.............    (7,370,878) (3,709,013) (13,584,719)  (5,345,156)
   Administrative expense
    (note 3)..............       (95,877)    (83,804)    (148,219)     (89,422)
   Transfer gain (loss)
    and transfer fees.....       339,009     246,716      622,265      (10,013)
 Transfers (to) from the
  Guarantee Account (note
  1)......................     7,500,439   8,384,117   26,764,387    9,961,009
 Interfund transfers......    (9,144,368) (2,794,548)  22,462,752    6,706,761
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     9,609,650   8,206,106  126,727,452   22,285,866
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets...................    49,704,254  20,526,569  190,612,652   59,847,458
Net assets at beginning of
 year.....................    94,354,259  73,827,690  132,001,271   72,153,813
                            ------------  ----------  -----------  -----------
Net assets at end of
 year.....................  $144,058,513  94,354,259  322,613,923  132,001,271
                            ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     PBHG Insurance Series Fund, Inc.
                               -----------------------------------------------
                                        PBHG                    PBHG
                                     Large Cap                Growth II
                                  Growth Portfolio            Portfolio
                               -----------------------  ----------------------
                                Year ended December      Year ended December
                                        31,                      31,
                               -----------------------  ----------------------
                                  1999         1998        1999        1998
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................... $  (183,335)   (106,500)   (211,133)   (119,244)
 Net realized gain (loss).....   1,293,989     282,909   2,553,635    (281,878)
 Unrealized appreciation (de-
  preciation) on investments..   7,139,998   2,025,080  11,061,365   1,029,558
 Capital gain distribution....         --          --          --          --
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from operations.......   8,250,652   2,201,489  13,403,867     628,436
                               -----------  ----------  ----------  ----------
From capital transactions:
 Net premiums.................   1,893,719   2,342,871   2,634,384   1,855,144
 Transfers (to) from the gen-
  eral account of GE Life and
  Annuity:
  Death benefits..............    (120,414)    (42,994)    (31,216)   (117,890)
  Surrenders..................  (2,112,511)   (588,848) (1,282,939)   (409,105)
  Administrative expense (note
   3).........................     (13,054)     (7,464)    (13,646)     (8,868)
  Transfer gain (loss) and
   transfer fees..............       8,735      40,495      92,029      27,528
 Transfers (to) from the
  Guarantee Account (note 1)     2,244,446   2,026,921   1,647,321   2,485,422
 Interfund transfers..........   1,070,497   1,290,849   5,263,684    (477,840)
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.................   2,971,418   5,061,830   8,309,617   3,354,391
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets.......................  11,222,070   7,263,319  21,713,484   3,982,827
Net assets at beginning of
 year.........................  11,981,586   4,718,267  10,934,767   6,951,940
                               -----------  ----------  ----------  ----------
Net assets at end of year..... $23,203,656  11,981,586  32,648,251  10,934,767
                               ===========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                            ---------------------------------------------------
                                   Aggressive
                                     Growth                    Growth
                                   Portfolio                  Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (174,869)  (1,431,833)  (4,896,666)   6,056,709
 Net realized gain
  (loss)..................    62,362,096   11,413,034   35,813,367   11,096,226
 Unrealized appreciation
  (depreciation) on
  investments.............   163,992,838   24,333,274  142,877,179   56,452,101
 Capital gain
  distribution............     4,906,978          --     2,247,871    7,613,462
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............   231,087,043   34,314,475  176,041,751   81,218,498
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    82,694,488    4,886,885  129,921,095   19,968,429
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (693,006)    (815,476)  (2,337,901)  (1,360,596)
   Surrenders.............   (14,862,560)  (5,681,643) (28,100,426) (11,799,421)
   Administrative expense
    (note 3)..............      (206,645)    (120,730)    (458,087)    (317,146)
   Transfer gain (loss)
    and transfer fees.....    (5,761,812)    (352,260)     893,020     (691,664)
 Transfers (to) from the
  Guarantee Account (note
  1)......................    14,163,240    4,693,626   37,755,657   19,406,972
 Interfund transfers......    74,808,346   (8,460,504)  42,077,065    3,890,833
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   150,142,051   (5,850,102) 179,750,423   29,097,407
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   381,229,094   28,464,373  355,792,174  110,315,905
Net assets at beginning of
 year.....................   134,279,495  105,815,122  334,384,822  224,068,917
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $515,508,589  134,279,495  690,176,996  334,384,822
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------
                                 Worldwide                                            Flexible
                                   Growth                   Balanced                   Income
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (7,350,545)   6,523,226    3,945,453    3,182,878    2,762,764    1,259,217
 Net realized gain
  (loss)................    59,273,825   46,111,510   13,526,836    3,053,389     (288,141)     222,001
 Unrealized appreciation
  (depreciation) on
  investments...........   309,685,852   41,481,543   55,762,394   28,743,051   (2,373,888)      30,008
 Capital gain
  distribution..........           --     4,933,615          --       722,300      146,515       66,130
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............   361,609,132   99,049,894   73,234,683   35,701,618      247,250    1,577,356
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........   103,924,205   44,526,187  123,717,725   24,644,401   12,258,667    4,066,867
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (2,973,664)  (1,373,901)  (1,474,438)    (857,556)    (202,784)     (36,188)
   Surrenders...........   (40,772,035) (19,617,340) (20,730,548)  (9,165,787)  (2,936,151)    (813,459)
   Administrative
    expense (note 3)....      (619,954)    (469,515)    (267,776)    (138,515)     (34,631)     (21,644)
   Transfer gain (loss)
    and transfer fees...       934,945      125,152      456,442    1,031,515     (128,719)     453,024
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    51,917,924   41,574,483   78,194,170   24,485,481   13,890,840    7,043,148
 Interfund transfers....     5,019,615     (124,706)  32,520,849   21,236,757      312,624    6,439,490
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   117,431,036   64,640,360  212,416,424   61,236,296   23,159,846   17,131,238
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   479,040,168  163,690,254  285,651,107   96,937,914   23,407,096   18,708,594
Net assets at beginning
 of year................   508,816,336  345,126,082  174,576,149   77,638,235   33,045,345   14,336,751
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $987,856,504  508,816,336  460,227,256  174,576,149   56,452,441   33,045,345
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series (continued)
                             -------------------------------------------------
                              International Growth      Capital Appreciation
                                    Portfolio                Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 1999         1998        1999         1998
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,103,843)    285,215   (2,139,496)   (129,163)
 Net realized gain (loss)...    6,798,898   7,205,182   12,257,740     336,728
 Unrealized appreciation
  (depreciation) on
  investments...............   68,867,033   1,486,427   88,365,393   7,532,890
 Capital gain distribution..          --      168,340      909,471         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   74,562,088   9,145,164   99,393,108   7,740,455
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   19,686,581   7,538,624  136,931,557   8,764,540
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (397,836)   (372,667)  (1,194,716)    (52,380)
  Surrenders................   (5,164,544) (2,368,354)  (7,042,061)   (765,563)
  Administrative expense
   (note 3).................      (84,094)    (70,684)     (94,871)    (11,745)
  Transfer gain (loss) and
   transfer fees............       96,657      74,891      280,719     485,206
 Transfer (to) from the
  Guarantee Account (note
  1)........................    8,757,358  10,288,178   34,911,459   4,797,081
 Interfund transfers........    9,262,544  (1,419,705)  67,308,216  15,456,302
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   32,156,666  13,670,283  231,100,303  28,673,441
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................  106,718,754  22,815,447  330,493,411  36,413,896
Net assets at beginning of
 year.......................   77,481,173  54,665,726   39,083,471   2,669,575
                             ------------  ----------  -----------  ----------
Net assets at end of year... $184,199,927  77,481,173  369,576,882  39,083,471
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Goldman Sachs
                                             Variable Insurance
                                                    Trust
                             ----------------------------------------------------
                                    Growth and                   Mid Cap
                                      Income                      Value
                                       Fund                       Fund
                             -------------------------- -------------------------
                                           Period from               Period from
                                             May 12,                    May 8,
                              Year ended     1998 to     Year ended    1998 to
                             December 31,  December 31, December 31, December 31,
                                 1999          1998         1999         1998
                             ------------  ------------ ------------ ------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    16,010       20,010        (7,991)     12,176
 Net realized gain (loss)..        9,945      (32,043)       40,722     (72,641)
 Unrealized appreciation
  (depreciation) on
  investments..............      215,378       40,081      (786,328)     12,789
 Capital gain
  distribution.............          --           --            --          --
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from operations....      241,333       28,048      (753,597)    (47,676)
                             -----------    ---------    ----------   ---------
From capital transactions:
 Net premiums..............    3,188,933    1,873,044     7,662,493   1,653,452
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........          --           --        (44,741)        --
  Surrenders...............     (312,406)     (42,593)     (399,418)    (42,773)
  Administrative expense
   (note 3)................       (5,657)        (447)       (6,665)       (527)
  Transfer gain (loss) and
   transfer fees...........      (17,014)      89,687       129,599     (48,872)
 Transfer (to) from the
  Guarantee Account (note
  1).......................    2,602,797    1,085,095     3,097,131   1,327,515
 Interfund transfers.......      238,136    1,229,734     3,205,503     782,072
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from capital
 transactions..............    5,694,789    4,234,520    13,643,902   3,670,867
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets....................    5,936,122    4,262,568    12,890,305   3,623,191
Net assets at beginning of
 year......................    4,262,568          --      3,623,191         --
                             -----------    ---------    ----------   ---------
Net assets at end of year..  $10,198,690    4,262,568    16,513,496   3,623,191
                             ===========    =========    ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Salomon Brothers Variable Series Fund Inc.
                          -----------------------------------------------------------------------------
                                  Strategic                                             Total
                                    Bond                    Investors                  Return
                                    Fund                      Fund                      Fund
                          ------------------------- ------------------------- -------------------------
                                       Period from               Period from               Period from
                                       October 22,               November 27,              October 30,
                           Year ended    1998 to     Year ended    1998 to     Year ended    1998 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              1999         1998         1999         1998         1999         1998
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  227,713      5,736           144          40        53,428       4,787
 Net realized gain
  (loss)................        1,001        322       (45,705)        --          1,801           1
 Unrealized appreciation
  (depreciation) on
  investments...........     (204,979)    (4,823)       79,688         321      (108,299)     (2,958)
 Capital gain
  distribution..........          --         121           --          --            --        1,011
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from
 operations.............       23,735      1,356        34,127         361       (53,070)      2,841
                           ----------    -------     ---------      ------     ---------     -------
From capital
 transactions:
 Net premiums...........    2,763,150     19,355     2,330,816       9,900     1,867,404     168,401
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (10,950)       --            --          --            --          --
  Surrenders............     (107,247)       --        (29,589)        --        (26,394)        (16)
  Administrative expense
   (note 3).............       (1,739)       (17)         (405)         (3)       (1,097)        --
  Transfer gain (loss)
   and transfer fees....       (3,392)       (48)       39,941         123           741         140
 Transfer (to) from the
  Guarantee Account
  (note 1)..............    1,179,490     14,903       425,716         606     1,001,197      14,269
 Interfund transfers....    1,352,931     96,473       980,314         --        118,197     158,086
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from capital
 transactions...........    5,172,243    130,666     3,746,793      10,626     2,960,048     340,880
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets.............    5,195,978    132,022     3,780,920      10,987     2,906,978     343,721
Net assets at beginning
 of year................      132,022        --         10,987         --        343,721         --
                           ----------    -------     ---------      ------     ---------     -------
Net assets at end of
 year...................   $5,328,000    132,022     3,791,907      10,987     3,250,699     343,721
                           ==========    =======     =========      ======     =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account 4 (the Account), formerly Life of Virginia Separate Account 4, is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 1999, a new investment subdivision was added to the Account for all types of units (see Note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investment Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value Fund (formerly known as the Mid Cap Equity Fund) and Growth and Income Fund each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III units are sold under policy form P1152 and began sales in the first quarter of 1999. Type IV unit sales are sold under Policy Form P1151 and began sales in the second quarter of 1999.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                      Cost of        Proceeds
                                                       Shares          from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  479,953,109    240,675,116
 Money Market Fund................................  2,709,722,205  2,475,380,915
 Total Return Fund................................     51,675,569     21,161,494
 International Equity Fund........................     58,643,467     54,760,704
 Real Estate Securities Fund......................     10,713,861     15,004,297
 Global Income Fund...............................      6,954,217      7,026,889
 Value Equity Fund................................     54,346,586     25,721,299
 Income Fund......................................     29,457,972     16,007,415
 U.S. Equity Fund.................................     43,581,601      7,797,307
 Premier Growth Equity Fund.......................     38,883,748     14,367,536
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     45,060,045     26,657,558
 Aggressive Growth Fund/VA........................    197,174,231    222,386,370
 Capital Appreciation Fund/VA.....................     71,654,277     52,761,076
 High Income Fund/VA..............................     92,366,718     84,579,951
 Multiple Strategies Fund/VA......................     23,029,714     24,055,134
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    179,598,082    191,780,961
 Growth Portfolio.................................    297,222,394    166,464,545
 Overseas Portfolio...............................    631,917,400    655,516,215
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     89,283,720    126,101,734
 Contrafund Portfolio.............................    201,949,816    105,373,757
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................    101,691,761     44,939,988
 Growth Opportunties Portfolio....................     74,653,003     29,331,119
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...........................      8,838,178      3,077,278
 Mid Cap Value Fund...............................     24,173,203     10,663,003
Janus Aspen Series:
 Aggressive Growth Portfolio......................    407,424,565    246,382,506
 Growth Portfolio.................................    297,235,227    120,740,868
 Worldwide Growth Portfolio.......................    352,769,148    245,642,656
 Balanced Portfolio...............................    308,476,408     91,408,986
 Flexible Income Portfolio........................     50,727,756     24,540,205

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                          ------------ -----------
 International Growth Portfolio........................ $104,597,851  73,668,969
 Capital Appreciation Portfolio........................  342,016,654 110,984,538
Federated Insurance Series:
 Utility Fund II.......................................   32,061,371  16,065,087
 High Income Bond Fund II..............................  100,193,253  81,675,988
 American Leaders Fund II..............................   61,138,187  31,509,097
The Alger American Fund:
 Small Capitalization Portfolio........................  206,574,736 187,536,157
 Growth Portfolio......................................  278,969,806 138,086,817
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................   10,200,499   7,400,345
 PBHG Growth II Portfolio..............................   19,335,309  11,354,160
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...................................    6,599,848   1,173,721
 Investors Fund........................................    5,284,092   1,562,172
 Total Return Fund.....................................    4,562,928   1,541,701

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Types I, II, III and IV from capital transactions for the years or periods ended December 31, 1999 and 1998 are as follows:

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type I Units:            ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1997......   918,847   3,512,260  631,828     181,530      353,450
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    43,692   3,088,601    8,156      37,608      139,356
 Transfers (to) from the
  general account
  of GE Life & Annuity:
   Death benefits.......    (4,853)    (89,832)  (2,466)       (463)      (1,816)
   Surrenders...........   (75,788) (2,689,646) (56,739)    (24,253)     (85,757)
   Cost of insurance and
    administrative
    expenses............    (2,222)    (13,914)  (1,299)       (767)      (3,200)
 Transfers (to) from the
  Guarantee Account.....    44,702     269,329    8,553      14,103      112,800
 Interfund transfers....   172,435   1,145,551   (3,122)    (46,225)    (198,141)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   177,966   1,710,089  (46,917)    (19,997)     (36,758)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349  584,911     161,533      316,692
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    26,703     759,952    3,914       4,903        4,743
 Transfers (to) from the
  general account
  of GE Life & Annuity:
    Death benefits......    (2,575)    (38,073)  (6,637)       (820)        (798)
    Surrenders..........   (92,539) (2,984,885) (69,560)    (18,356)     (28,756)
    Cost of insurance
     and administrative
     expenses...........    (1,912)     (9,559)  (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666   11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824   (9,232)     54,195      (78,972)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925  (71,190)     42,005      (98,473)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274  513,721     203,538      218,219
                         =========  ==========  =======     =======     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Value               U.S.       Premier
                            Income   Equity    Income    Equity   Growth Equity
                             Fund     Fund      Fund      Fund        Fund
Type I Units:               -------  -------  ---------  -------  -------------
Units outstanding at
 December 31, 1997.........  12,950  177,211  1,295,638      --         --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............   3,542   73,340     14,672    2,951        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --      (261)    (5,419)     --         --
  Surrenders...............  (3,547) (33,659)   (93,554)     (67)       --
  Cost of insurance and
   administrative
   expenses................     (80)  (1,036)    (1,780)     (24)       --
 Transfers (to) from the
  Guarantee Account........   8,901   54,595     34,085      660        --
 Interfund transfers.......  24,866  115,186     89,003   22,607        --
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............  33,682  208,165     37,007   26,127        --
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1998.........  46,632  385,376  1,332,645   26,127        --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............     316   59,988      7,628   19,691      1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --    (5,314)   (28,458)     --         --
  Surrenders............... (11,174) (63,009)  (154,718) (12,593)    (2,995)
  Cost of insurance and
   administrative
   expenses................    (106)    (667)    (2,892)    (127)       (39)
 Transfers (to) from the
  Guarantee Account........    (322)  11,639     33,529    2,525      3,139
 Interfund transfers.......  15,435   31,733    (63,546)  47,268     45,113
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............   4,149   34,370   (208,457)  56,764     46,603
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1999.........  50,781  419,746  1,124,188   82,891     46,603
                            =======  =======  =========  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                   Aggressive    Capital      High      Multiple
                           Bond      Growth    Appreciation  Income    Strategies
                         Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ----------  ------------ ---------  ----------
Units outstanding at
 December 31, 1997......  929,630  2,591,419    1,291,813   1,869,843  1,553,549
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   74,703     19,338       34,584      31,959     40,822
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  (15,395)    (5,238)      (2,748)    (10,837)    (8,380)
   Surrenders........... (407,204)  (170,429)    (110,751)   (182,095)  (161,263)
   Cost of insurance and
    administrative
    expenses............   (5,618)    (5,190)      (2,659)     (4,385)    (3,584)
 Transfers (to) from the
  Guarantee Account.....   81,767     15,924       19,698      51,660     19,533
 Interfund transfers....  257,976   (101,296)     (56,877)    (97,711)   (96,211)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (13,771)  (246,891)    (118,753)   (211,409)  (209,083)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  915,859  2,344,528    1,173,060   1,658,434  1,344,466
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723      8,891        9,743       6,374      5,456
 Loan interest..........      --         --           --          --         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (1,308)    (5,005)      (5,270)    (15,916)   (12,309)
   Surrenders........... (131,944)  (252,917)    (131,083)   (219,777)  (185,583)
   Cost of insurance and
    administrative
    expenses............   (2,123)    (4,988)      (2,494)     (3,586)    (2,994)
  Transfers (to) from
   the Guarantee
   Account..............   31,638     (1,082)       4,151       8,252      4,406
  Interfund transfers...  (60,601)  (284,897)     (90,649)   (188,252)  (102,355)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)  (539,998)    (215,602)   (412,905)  (293,379)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244  1,804,530      957,458   1,245,529  1,051,087
                         ========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance       Variable Insurance
                                      Fund                   Products Fund II         Products Fund III
                         --------------------------------  ----------------------  ------------------------
                          Equity -                           Asset                 Growth &      Growth
                           Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units             ----------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1997......  6,589,338  4,467,825  3,398,260  17,101,510  3,296,201    294,329      341,417
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     92,608     28,017     20,092      71,298     74,775     36,361       51,350
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (21,942)   (20,703)    (8,411)    (86,711)    (3,720)       --           --
   Surrenders...........   (584,254)  (406,572)  (201,390) (1,581,072)  (275,339)   (33,956)     (51,341)
   Cost of insurance and
    administrative
    expenses............    (14,640)    (9,624)    (6,558)    (41,759)    (6,747)    (1,229)      (1,181)
 Transfers (to) from the
  Guarantee Account.....     51,832      6,585     16,016      16,975     48,507     44,357       39,391
 Interfund transfers....   (359,182)   (96,107)  (404,695)   (645,083)   (51,589)   411,418      215,578
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (835,578)  (498,404)  (584,946) (2,266,352)  (214,113)   456,951      253,797
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088    751,280      595,214
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968     18,249       62,572
 Loan interest..........        --         --         --          --         --         --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)    (4,731)        (538)
   Surrenders...........   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)   (73,634)    (116,547)
   Cost of insurance and
    administrative
    expenses............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)    (1,662)      (1,314)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652     36,628       14,682
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)  (107,315)     (28,688)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)  (132,465)     (69,833)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ==========  =========  =========  ==========  =========   ========     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                      PBHG Insurance
                          Federated Insurance Series       Alger American Fund      Series Fund, Inc.
                         ------------------------------  ------------------------  --------------------
                         American     High                   Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility   Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II     Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- --------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1997...... 361,619     456,124    485,332    1,325,070    1,022,514    55,997     76,611
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........  49,226     (16,663)    (2,080)     429,477       25,796    12,832     43,391
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     --        1,444        816         (384)      (6,748)      --         --
   Surrenders........... (38,733)     22,376      6,445      (28,813)    (101,948)  (13,525)    (2,223)
   Cost of insurance and
    administrative
    expenses............  (1,089)        466        179       (1,249)      (2,260)     (192)      (222)
 Transfers (to) from the
  Guarantee Account.....  23,362     (25,648)    (2,909)      27,106       20,996     8,053      7,385
 Interfund transfers....  86,081      33,576     (9,318)     (17,778)     203,074    34,878     (2,510)
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions........... 118,847      15,551     (6,867)     408,359      138,910    42,046     45,821
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1998...... 480,466     471,675    478,465    1,733,429    1,161,424    98,043    122,432
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums........... (22,424)     23,352      8,540        8,057       65,273     4,242      4,265
 Loan interest..........     --          --         --           --           --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     642         --        (616)        (333)      (7,424)      --         --
   Surrenders...........  61,366     (66,408)   (58,803)    (168,826)    (220,228)  (11,876)   (13,149)
   Cost of insurance and
    administrative
    expenses............   1,380        (837)    (1,105)      (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account..... (21,326)      5,873      1,829        6,564       21,695     1,395      2,631
 Interfund transfers.... (25,993)     16,788    (64,401)    (485,936)     220,662    40,768    110,913
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........  (6,355)    (21,232)  (114,556)    (643,426)      76,102    34,300    104,270
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1999...... 474,111     450,443    363,909    1,090,003    1,237,526   132,343    226,702
                         =======     =======   ========    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type I Units:            ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1997...... 1,817,576   4,505,765  4,938,272  2,481,552   280,878    1,004,669       49,257
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,545      85,570    235,218    127,113    37,137       55,993      124,428
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,425)    (16,960)   (17,077)   (16,246)   (1,939)      (2,564)         --
   Surrenders...........  (137,584)   (306,115)  (371,035)  (424,576)  (20,362)     (67,352)      (9,789)
   Cost of insurance and
    administrative
    expenses............    (3,687)    (10,854)   (11,204)    (6,797)     (928)      (2,002)        (416)
 Transfers (to) from the
  Guarantee Account.....    13,161      60,329     69,943    102,984    62,318       28,874       11,707
 Interfund transfers....  (145,916)    (10,306)    50,630    652,003   195,121       35,806      331,630
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (265,906)   (198,336)   (43,525)   434,481   271,347       48,755      457,560
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1998...... 1,551,670   4,307,429  4,894,747  2,916,033   552,225    1,053,424      506,817
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,117      66,898     87,098     41,784    38,041       20,440      112,397
 Loan interest..........       --          --         --         --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (5,060)    (24,078)   (19,731)   (10,763)      --        (5,129)        (829)
   Surrenders...........  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)    (170,441)    (110,831)
   Cost of insurance and
    administrative
    expenses............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)      (2,552)      (2,368)
 Transfers (to) from the
  Guarantee Account.....     6,581      22,989      9,986     47,747    67,950       14,917       18,113
 Interfund transfers....   377,943     217,716   (110,764)   206,259   (53,874)      39,313      600,874
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   238,158    (167,917)  (580,370)  (119,857)  (37,584)    (103,452)     617,356
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,789,828   4,139,512  4,314,377  2,796,176   514,641      949,972    1,124,173
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Goldman Sachs
                                      Variable
                                     Insurance       Salomon Brothers Variable
                                       Trust             Series Fund Inc.
                                   ---------------  ---------------------------
                                   Growth
                                    and    Mid Cap  Strategic            Total
                                   Income   Value     Bond    Investors Return
                                    Fund    Fund      Fund      Fund     Fund
Type I Units:                      ------  -------  --------- --------- -------
Units outstanding at December 31,
 1997............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................     --       --       --        --        --
  Cost of insurance and
   administrative expenses.......     --       --       --        --        --
 Transfers (to) from the
  Guarantee Account..............     --       --       --        --        --
 Interfund transfers.............     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1998............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................  54,553   87,322    3,309     1,543     2,537
 Loan interest...................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................  (1,073) (11,503)    (908)     (171)      369
  Cost of insurance and
   administrative expenses.......    (141)    (314)    (133)      (23)      161
 Transfers (to) from the
  Guarantee Account..............   8,811    1,315   11,419        66   (34,628)
 Interfund transfers.............  18,549  118,528   32,748    14,514    37,746
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......  80,699  195,348   46,435    15,929     6,185
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1999............................  80,699  195,348   46,435    15,929     6,185
                                   ======  =======   ======    ======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total                    Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
Type II Units:           ---------  ----------  ---------  ------------- ----------
Units outstanding at
 December 31, 1997...... 3,025,140   4,980,487    928,145     614,410    1,478,247
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,191,108   4,686,359    224,832      71,002      242,837
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (18,705)   (269,042)    (8,405)     (4,372)      (9,506)
   Surrenders...........  (199,459) (1,083,395)   (46,133)    (38,542)     (44,578)
   Cost of insurance and
    administrative
    expenses............    (2,313)     (4,489)      (698)       (803)      (1,006)
 Transfers (to) from the
  Guarantee Account.....   878,507   1,448,793    291,977     130,273      346,955
 Interfund transfers....   313,281    (525,766)    35,416    (130,050)    (259,466)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,162,419   4,252,460    496,989      27,508      275,236
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
   Surrenders...........  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
   Cost of insurance and
    administrative
    expenses............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         =========  ==========  =========    ========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                               GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Value                 U.S.        Premier
                         Income    Equity     Income     Equity    Growth Equity
                          Fund      Fund       Fund       Fund         Fund
Type II Units:           -------  ---------  ---------  ---------  -------------
Units outstanding at
 December 31, 1997......  79,290    730,616    903,249        --          --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  52,447    651,133    162,212     86,729         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (1,696)    (5,856)       --          --
   Surrenders...........  (2,877)  (104,573)   (49,209)      (787)        --
   Cost of insurance and
    administrative
    expenses............     (81)      (689)      (703)       (16)        --
 Transfers (to) from the
  Guarantee Account.....  83,494    607,675    345,204     51,261         --
 Interfund transfers....  73,722    257,534    529,843     43,108         --
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions........... 206,705  1,409,384    981,491    180,295         --
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1998...... 285,995  2,140,000  1,884,740    180,295         --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  21,353    458,276    312,773    715,249     386,311
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (2,410)   (15,900)    (3,000)       (383)
   Surrenders...........  (6,818)  (146,114)  (111,572)   (22,241)     (5,342)
   Cost of insurance and
    administrative
    expenses............     (88)    (1,590)    (1,338)      (359)        (82)
 Transfers (to) from the
  Guarantee Account.....  82,304    546,156    729,550    557,143     145,917
 Interfund transfers.... (91,015)    17,474    (68,521)   186,174     276,540
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions...........   5,736    871,792    844,992  1,432,966     802,961
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1999...... 291,731  3,011,792  2,729,732  1,613,261     802,961
                         =======  =========  =========  =========     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ---------------------------------------------------------
                                     Aggressive    Capital      High      Multiple
                            Bond       Growth    Appreciation  Income    Strategies
                           Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type II Units:            ---------  ----------  ------------ ---------  ----------
Units outstanding at De-
 cember 31, 1997........    994,017  3,176,448    2,462,359   2,934,974  1,200,126
                          ---------  ---------    ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    270,558    267,347      407,290     416,094    182,920
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (14,333)   (18,426)     (19,533)    (24,017)   (11,769)
   Surrenders...........    (74,631)  (147,815)    (120,149)   (177,425)   (74,629)
   Cost of insurance and
    administrative
    expenses............       (785)    (2,506)      (1,908)     (2,036)      (993)
 Transfers (to) from the
  Guarantee Account.....    382,347    343,625      410,907     621,713    292,547
 Interfund transfers....    419,337   (505,666)    (126,117)    (49,276)   (29,622)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    982,493    (63,441)     550,490     785,053    358,454
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  1,976,510  3,113,007    3,012,849   3,720,027  1,558,580
                          ---------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    261,544    114,559      235,472     187,738     66,844
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (20,072)   (17,306)     (18,769)    (20,088)    (7,328)
   Surrenders...........   (114,443)  (173,315)    (149,959)   (247,870)   (82,238)
   Cost of insurance and
    administrative
    expenses............     (1,229)    (1,900)      (1,972)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....    611,535    110,666      286,238     480,849    153,230
 Interfund transfers....   (182,535)  (211,744)    (130,872)   (325,227)  (183,302)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    554,800   (179,040)     220,138      72,887    (53,766)
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  2,531,310  2,933,967    3,232,987   3,792,914  1,504,814
                          =========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance Products       Variable Insurance      Variable Insurance
                                       Fund                   Products Fund II        Products Fund III
                          --------------------------------  ---------------------  ------------------------
                           Equity -                           Asset                Growth &      Growth
                            Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type II Units:            ----------  ---------  ---------  ---------  ----------  ---------  -------------
Units outstanding at De-
 cember 31, 1997........  10,074,173  3,614,598  1,762,588  2,678,933   8,595,677    976,086    1,049,540
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transac-
 tions:
 Net premiums...........   1,114,775    299,241     60,690    252,836   1,051,752    918,372      716,944
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (77,675)   (28,379)   (10,651)   (17,250)    (51,811)   (49,171)      (7,825)
   Surrenders...........    (485,863)  (150,297)   (67,437)  (134,438)   (317,883)   (60,159)     (69,582)
   Cost of insurance and
    administrative
    expenses............      (7,075)    (2,366)    (1,208)    (1,548)     (6,665)    (1,024)      (1,197)
 Transfers (to) from the
  Guarantee Account.....   1,227,043    185,849     81,221    283,280   1,100,294    688,392      768,665
 Interfund transfers....    (509,932)  (100,385)  (208,247)   114,498    (285,564)   371,319      502,246
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,261,273    203,663   (145,632)   497,378   1,490,123  1,867,729    1,909,251
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1998......  11,335,446  3,818,261  1,616,956  3,176,311  10,085,800  2,843,815    2,958,791
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital
 transactions:
 Net premiums...........     508,048    671,122     32,780    212,839   1,125,622  1,010,227      984,520
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (52,314)   (14,943)    (6,271)   (20,795)    (42,873)   (21,323)     (17,744)
   Surrenders...........    (641,881)  (252,347)   (52,978)  (208,601)   (526,069)  (166,818)    (170,732)
   Cost of insurance and
    administrative
    expenses............      (7,133)    (2,405)      (621)    (2,033)     (6,316)    (2,437)      (2,365)
 Transfers (to) from the
  Guarantee Account.....     782,737    434,475     31,394    356,995   1,034,910  1,417,083      988,048
 Interfund transfers....    (961,326)   106,554    (95,733)  (153,115)    (48,944)   (28,808)      25,506
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........    (371,869)   942,456    (91,429)   185,290   1,536,330  2,207,924    1,807,233
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1999......  10,963,577  4,760,717  1,525,527  3,361,601  11,622,130  5,051,739    4,766,024
                          ==========  =========  =========  =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                     PBHG Insurance Series
                           Federated Insurance Series        Alger American Fund           Fund, Inc.
                         --------------------------------  ------------------------  ------------------------
                         American      High                    Small                 PBHG Large      PBHG
                          Leaders   Income Bond  Utility   Capitalization  Growth    Cap Growth   Growth II
                          Fund II     Fund II    Fund II     Portfolio    Portfolio   Portfolio   Portfolio
Type II Units:           ---------  ----------- ---------  -------------- ---------  -----------  -----------
Units outstanding at
 December 31, 1997...... 2,056,691   1,886,887  1,325,701    5,645,458    4,380,186     346,833       576,010
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
Net premiums............ 1,050,794     473,760    292,385      543,439      690,044     168,982       126,932
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (44,621)    (24,952)   (12,603)     (35,528)     (33,911)     (3,311)      (11,165)
   Surrenders...........  (111,859)   (152,690)   (73,103)    (238,113)    (227,269)    (33,291)      (36,248)
   Cost of insurance and
    administrative
    expenses............    (2,136)     (1,284)    (1,163)      (4,762)      (3,266)       (404)         (590)
 Transfers (to) from the
  Guarantee Account.....   942,089     803,434    316,103      719,382      587,070     148,909       227,092
 Interfund transfers....    64,125      (7,464)   103,595     (547,462)     212,429      68,319       (42,435)
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions........... 1,898,392   1,090,804    625,214      436,956    1,225,097     349,204       263,586
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1998...... 3,955,083   2,977,691  1,950,915    6,082,414    5,605,283     696,037       839,596
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
 Net premiums...........   435,360     341,570    266,112      402,251    1,791,980      90,269       153,521
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (12,111)    (15,026)   (29,633)     (26,201)     (52,245)     (5,995)       (1,861)
   Surrenders...........  (247,366)   (162,671)  (112,310)    (332,834)    (428,283)    (93,949)      (65,505)
   Cost of insurance and
    administrative
    expenses............    (3,320)     (1,784)    (1,448)      (3,705)      (3,739)       (434)         (487)
 Transfers (to) from the
  Guarantee Account.....   814,778     708,367    535,523      475,632    1,181,832     110,416        96,030
 Interfund transfers....  (387,724)   (472,042)  (125,174)    (286,721)     488,665      14,787       221,114
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions...........   599,617     398,414    533,070      228,422    2,978,210     115,094       402,812
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1999...... 4,554,700   3,376,105  2,483,985    6,310,836    8,583,493     811,131     1,242,408
                         =========   =========  =========    =========    =========   =========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                        Janus Aspen Series
                         --------------------------------------------------------------------------------------
                         Aggressive               Worldwide               Flexible   International   Capital
                           Growth       Growth      Growth     Balanced    Income       Growth     Appreciation
                          Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
Type II Units:           -----------  ----------  ----------  ----------  ---------  ------------- ------------
Units outstanding at
 December 31, 1997......   3,442,667   7,270,898  10,111,685   2,804,435    869,089    3,001,600      163,550
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........   8,584,230     859,963   1,450,914   1,375,800    279,606      441,888      430,714
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......  (1,210,219)    (49,261)    (36,063)    (37,836)    (1,075)     (22,070)      (3,280)
   Surrenders...........  (5,336,460)   (293,814)   (402,150)   (191,342)   (44,562)     (83,852)     (38,646)
   Cost of insurance and
    administrative
    expenses............     (83,426)     (5,694)     (7,564)     (2,568)      (846)      (2,512)        (341)
 Transfers (to) from the
  Guarantee Account.....   8,351,873     854,937   1,487,450   1,386,720    485,989      655,579      289,248
 Interfund transfers.... (10,259,970)    190,192     (49,539)    724,982    322,950     (134,423)     653,113
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........      46,028   1,556,323   2,443,048   3,255,756  1,042,062      854,610    1,330,808
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1998......   3,488,695   8,827,221  12,554,733   6,060,191  1,911,151    3,856,210    1,494,358
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........     638,515   1,601,777   1,366,984   2,443,910    407,985      403,321    2,091,905
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (7,927)    (51,477)    (70,333)    (56,072)   (15,328)     (13,648)     (26,724)
   Surrenders...........    (177,407)   (468,271)   (691,964)   (481,019)  (152,834)    (118,139)    (153,401)
   Cost of insurance and
    administrative
    expenses............      (1,613)     (5,722)     (8,181)     (5,586)    (1,366)      (2,208)      (1,683)
 Transfers (to) from the
  Guarantee Account.....     304,246   1,198,630   1,538,151   3,543,222  1,004,702      411,856    1,373,095
 Interfund transfers....     823,090     599,116    (110,536)    947,079     18,560      190,955    1,630,334
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,578,904   2,874,053   2,024,121   6,391,534  1,261,719      872,137    4,913,526
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1999......   5,067,599  11,701,274  14,578,854  12,451,725  3,172,870    4,728,347    6,407,884
                         ===========  ==========  ==========  ==========  =========    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                                   Variable         Salomon Brothers Variable
                                Insurance Trust         Series Fund Inc.
                               ------------------  ---------------------------
                               Growth
                                 and     Mid Cap   Strategic            Total
                               Income     Value      Bond    Investors Return
                                Fund      Fund       Fund      Fund     Fund
Type II Units:                 -------  ---------  --------- --------- -------
Units outstanding at December
 31, 1997.....................     --         --        --        --       --
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 205,860    187,855       --        811   15,933
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --         --        --        --       --
  Surrenders..................  (4,646)    (4,160)      --        --        (2)
  Cost of insurance and
   administrative expenses....     (13)        (9)    1,466       --       --
 Transfers (to) from the
  Guarantee Account........... 104,669    147,037     8,628        52    1,350
 Interfund transfers.......... 123,066     14,810       --        --     8,634
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1998..................... 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 136,381    275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --      (1,270)   (1,085)      --       --
  Surrenders.................. (29,344)   (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses....    (460)      (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account........... 265,191    332,699   101,045    24,576   86,095
 Interfund transfers.......... (20,938)   234,275    51,365    49,316    2,424
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 350,830    810,855   235,685   111,071  149,629
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1999..................... 779,766  1,156,388   245,779   111,934  175,544
                               =======  =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500                   Total                  Real Estate
                           Index    Money Market   Return    International Securities
                           Fund         Fund        Fund      Equity Fund     Fund
Type III Units:          ---------  ------------  ---------  ------------- -----------
Units outstanding at
 December 31, 1998......       --           --          --          --           --
                         ---------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums........... 6,802,805   26,606,289   1,215,947     145,060       95,069
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (12,776)    (144,732)        --          --           --
   Surrenders...........   (58,579)    (148,000)    (18,907)       (644)      (3,611)
 Transfers (to) from the
  Guarantee Account.....   150,344       82,774      21,136       4,164        6,696
 Interfund transfers....   940,109  (13,692,527)     87,529      30,883        9,648
                         ---------  -----------   ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         ---------  -----------   ---------     -------      -------
Units outstanding at
 December 31, 1999...... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         =========  ===========   =========     =======      =======

                                    GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Value               U.S.        Premier
                                    Equity    Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
Type III Units:                    ---------  -------  ---------  -------------
Units outstanding at December 31,
 1998.............................       --       --         --           --
                                   ---------  -------  ---------    ---------
From capital transactions:
 Net premiums..................... 1,036,116  314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (6,042)  (2,147)      (973)         --
  Surrenders......................   (17,768)  (6,141)   (11,217)      (6,629)
 Transfers (to) from the Guarantee
  Account.........................    22,379    6,119     13,194       26,808
 Interfund transfers..............   133,571  121,853    220,867      424,162
                                   ---------  -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions........ 1,168,256  433,696  1,442,844    1,380,434
                                   ---------  -------  ---------    ---------
Units outstanding at December 31,
 1999............................. 1,168,256  433,696  1,442,844    1,380,434
                                   =========  =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type III Units:             -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998........      --        --           --        --        --
                            -------   -------    ---------   -------   -------
From capital transactions:
 Net premiums.............  598,416   593,660      986,033   879,869   293,357
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.........  (24,269)   (3,451)      (1,032)   (1,416)      --
   Surrenders.............  (13,660)  (10,533)     (15,060)   (8,322)   (2,950)
 Transfers (to) from the
  Guarantee Account.......   30,987    12,469       29,811    23,655     5,153
 Interfund transfers......   99,491   302,111      214,622    29,413    10,265
                            -------   -------    ---------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  690,965   894,256    1,214,374   923,199   305,825
                            -------   -------    ---------   -------   -------
Units outstanding at
 December 31, 1999........  690,965   894,256    1,214,374   923,199   305,825
                            =======   =======    =========   =======   =======

                          Variable Insurance Products     Variable Insurance     Variable Insurance
                                     Fund                  Products Fund II       Products Fund III
                         ------------------------------- --------------------  ------------------------
                         Equity -                          Asset               Growth &      Growth
                          Income     Growth    Overseas   Manager  Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type III Units:          ---------  ---------  --------- --------- ----------  ---------  -------------
Units outstanding at
 December 31, 1998......       --         --        --        --         --          --           --
                         ---------  ---------   -------   -------  ---------   ---------    ---------
From capital
 transactions:
 Net premiums........... 2,911,113  5,455,784   342,131   655,968  4,350,101   1,863,827    1,517,495
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)   (10,565)      --        --      (7,525)     (1,287)      (1,320)
  Surrenders............   (35,105)   (64,018)   (7,322)  (11,671)   (25,586)    (35,107)     (10,269)
 Transfers (to) from the
  Guarantee Account.....    76,560     94,771     1,189    13,510    129,791      66,596       72,775
 Interfund transfers....   252,253  1,085,738    52,069   119,705    765,205     184,950      130,481
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Units outstanding at
 December 31, 1999...... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         =========  =========   =======   =======  =========   =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
Type III Units:          ---------  ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998......       --         --        --           --           --
                         ---------    -------   -------    ---------    ---------
From capital
 transactions:
 Net premiums........... 1,215,352    684,526   421,560      998,630    4,680,722
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --      (2,079)     (120)      (1,650)     (35,922)
   Surrenders...........    (9,777)   (12,146)   (8,023)      (4,078)     (43,905)
 Transfers (to) from the
  Guarantee Account.....    38,379     45,896    15,150       18,113       66,471
 Interfund transfers....  (129,411)    82,989    63,004      149,741      709,788
                         ---------    -------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         ---------    -------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         =========    =======   =======    =========    =========

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type III Units:          ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1998......       --          --         --         --        --           --           --
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital transac-
 tions:
 Net premiums........... 3,433,215   6,733,050  4,679,934  6,431,170   572,513      863,953    6,946,766
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,849)     (7,911)    (2,840)    (2,310)      --        (3,678)     (45,793)
   Surrenders...........   (31,999)    (80,226)   (40,954)   (74,010)  (18,968)     (11,168)     (66,978)
 Transfers (to) from the
  Guarantee Account.....    44,684     140,668    134,338    185,544     2,662       21,060       97,938
 Interfund transfers.... 1,344,419   1,493,334  1,019,353    664,637    49,863      380,948    1,141,405
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance   Salomon Brothers Variable
                                     Trust              Series Fund Inc.
                               ------------------  ---------------------------
                               Growth and Mid Cap  Strategic   Total
                                 Income    Value     Bond    Investors Return
                                  Fund     Fund      Fund      Fund     Fund
Type III Units:                ---------- -------  --------- --------- -------
Units outstanding at December
 31, 1998.....................      --        --        --        --       --
                                -------   -------   -------   -------  -------
From capital transactions:
 Net premiums.................  179,877   448,554   166,205   164,131  100,325
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --     (3,176)      --        --       --
  Surrenders..................   (3,320)   (4,186)   (6,562)   (1,317)    (577)
 Transfers (to) from the
  Guarantee Account...........    9,236    20,162     4,931     9,264    2,093
 Interfund transfers..........   18,805    21,492    59,307    15,033   16,015
                                -------   -------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  204,598   482,846   223,881   187,111  117,856
                                -------   -------   -------   -------  -------
Units outstanding at December
 31, 1999.....................  204,598   482,846   223,881   187,111  117,856
                                =======   =======   =======   =======  =======

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                         S&P 500    Money     Total   International Real Estate
                          Index     Market    Return     Equity     Securities
                          Fund       Fund      Fund       Fund         Fund
Type IV Units:           -------  ----------  ------  ------------- -----------
Units outstanding at
 December 31, 1998......     --          --      --         --           --
                         -------  ----------  ------     ------       ------
From capital
 transactions:
 Net premiums........... 436,947   2,333,947  58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --          --      --         --           --
  Surrenders............  (1,506)    (30,516)   (465)       --           --
 Transfers (to) from the
  Guarantee Account.....   5,872         --    1,056        --           --
 Interfund transfers.... 102,301  (1,089,158) 18,954      4,120        6,968
                         -------  ----------  ------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 543,614   1,214,273  78,079     15,200       10,487
                         -------  ----------  ------     ------       ------
Units outstanding at
 December 31, 1999...... 543,614   1,214,273  78,079     15,200       10,487
                         =======  ==========  ======     ======       ======

                                             GE Investments Funds, Inc.
                                                    (continued)
                                        ---------------------------------------
                                         Value            U.S.       Premier
                                        Equity   Income  Equity   Growth Equity
                                         Fund     Fund    Fund        Fund
Type IV Units:                          -------  ------  -------  -------------
Units outstanding at December 31,
 1998..................................     --      --       --         --
                                        -------  ------  -------     ------
 From capital transactions:
 Net premiums.......................... 130,022  53,541   76,072     61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................     --      --       --         --
  Surrenders...........................    (527)   (216)    (213)      (194)
 Transfers (to) from the Guarantee Ac-
  count................................   2,195     --       385        105
 Interfund transfers...................  15,650  13,753   24,662     35,583
                                        -------  ------  -------     ------
Net increase (decrease) in units from
 capital transactions.................. 147,340  67,078  100,906     96,835
                                        -------  ------  -------     ------
Units outstanding at December 31,
 1999.................................. 147,340  67,078  100,906     96,835
                                        =======  ======  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                      Aggressive   Capital     High     Multiple
                              Bond      Growth   Appreciation Income   Strategies
                             Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type IV Units:               -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998..........    --         --          --        --         --
                             ------     ------      ------    ------     ------
From capital transactions:
 Net premiums............... 47,460     17,619      78,714    28,067      9,815
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    --         --          --        --         --
  Surrenders................   (245)       (66)       (899)      (48)       --
 Transfers (to) from the
  Guarantee Account.........    --         168         --        --         152
 Interfund transfers........ (5,466)     7,029       3,613     7,839        399
                             ------     ------      ------    ------     ------
Net increase (decrease) in
 units from capital
 transactions............... 41,749     24,750      81,428    35,858     10,366
                             ------     ------      ------    ------     ------
Units outstanding at
 December 31, 1999.......... 41,749     24,750      81,428    35,858     10,366
                             ======     ======      ======    ======     ======

                                                                    Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund            Products Fund II      Products Fund III
                         --------------------------------------    -------------------- -----------------------
                          Equity-                                    Asset              Growth &     Growth
                           Income        Growth       Overseas      Manager  Contrafund  Income   Opportunities
                         Portfolio     Portfolio     Portfolio     Portfolio Portfolio  Portfolio   Portfolio
Type IV Units:           -----------   -----------   ----------    --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......          --            --           --        --         --         --         --
                          -----------   -----------   ----------    ------    -------    -------     ------
From capital
 transactions:
 Net premiums...........      216,084       270,338       25,780    34,594    269,745    134,288     65,370
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......          --            --           --        --         --         --         --
   Surrenders...........         (756)       (1,836)          (2)     (134)    (1,607)      (368)      (519)
 Transfers (to) from the
  Guarantee Account.....        3,774         2,002          --        358      2,732      4,476        165
 Interfund transfers....       23,594        63,231        2,412    10,072     65,745     12,269     27,604
                          -----------   -----------   ----------    ------    -------    -------     ------
Net increase (decrease)
 in units from capital
 transactions...........      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          -----------   -----------   ----------    ------    -------    -------     ------
Units outstanding at
 December 31, 1999......      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          ===========   ===========   ==========    ======    =======    =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Federated Insurance Series     Alger American Fund
                          ----------------------------  ------------------------
                          American    High                  Small
                          Leaders  Income Bond Utility  Capitalization  Growth
                          Fund II    Fund II   Fund II    Portfolio    Portfolio
Type IV Units:            -------- ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998.......     --        --        --           --           --
                           ------    ------    ------       ------      -------
From capital
 transactions:
 Net premiums............  76,520    55,116    33,820       97,052      188,807
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits........     --        --        --           --           --
   Surrenders............     (68)     (345)     (210)        (852)        (828)
 Transfers (to) from the
  Guarantee Account......     --        846       --            45        3,434
 Interfund transfers.....   8,735       256     2,649        1,414       40,348
                           ------    ------    ------       ------      -------
Net increase (decrease)
 in units from capital
 transactions............  85,187    55,873    36,259       97,659      231,761
                           ------    ------    ------       ------      -------
Units outstanding at
 December 31, 1999.......  85,187    55,873    36,259       97,659      231,761
                           ======    ======    ======       ======      =======

                                                      Janus Aspen Series
                         -----------------------------------------------------------------------------
                         Aggressive           Worldwide           Flexible  International   Capital
                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type IV Units:           ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at
 December 31, 1998......      --         --        --        --       --           --           --
                          -------    -------   -------   -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  290,801    414,640   334,265   302,041   86,807       79,968      343,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --         --        --        --       --           --           --
   Surrenders...........     (971)    (1,895)   (1,705)   (1,671)    (692)        (353)      (1,763)
 Transfers (to) from the
  Guarantee Account.....      767      1,935     4,641     6,715    1,497           41        3,287
 Interfund transfers....  222,512     85,744    69,747    40,846    1,601       22,725       83,434
                          -------    -------   -------   -------   ------      -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          -------    -------   -------   -------   ------      -------      -------
Units outstanding at
 December 31, 1999......  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Goldman Sachs
                                  Variable Insurance       Salomon Brothers
                                        Trust         Variable Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap  Strategic   Total
                                    Income    Value     Bond    Investors Return
                                     Fund     Fund      Fund      Fund     Fund
Type IV Units:                    ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1998.......................       --       --        --        --       --
                                    ------   ------    ------    ------   ------
From capital transactions:
 Net premiums...................    10,321   42,856    20,339     6,921   17,669
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --       --        --        --       --
  Surrenders....................       --       (88)      --        (44)     --
 Transfers (to) from the
  Guarantee Account.............       --       --        --        --       --
 Interfund transfers............     4,788       41    (5,043)   (4,012)  (1,377)
                                    ------   ------    ------    ------   ------
Net increase (decrease) in units
 from capital transactions......    15,109   42,809    15,296     2,865   16,292
                                    ------   ------    ------    ------   ------
Units outstanding at December
 31, 1999.......................    15,109   42,809    15,296     2,865   16,292
                                    ======   ======    ======    ======   ======

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus 0.15% per year for Type II policies, and $25 plus 0.25% per year for both Type III and Type IV policies. For Type II, III and IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000, and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.3%, and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (3) Related Party Transactions -- Continued

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.